SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 327,955	$ 348,037	$ 167,872
Total cost	476,326	452,158	222,603
Accumulated depreciation	(148,371)	(104,121)	(54,731)
Property, plant and equipment, net	327,955	348,037	167,872
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		75,070	57,879
Total cost	77,154	75,070
Property, plant and equipment, net		75,070	57,879
Computers Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		29,196	16,638
Total cost	32,325	29,196
Property, plant and equipment, net		29,196	16,638
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		108,799	79,951
Total cost	116,754	108,799
Property, plant and equipment, net		108,799	79,951
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		239,093	68,135
Total cost	$ 250,093	239,093
Property, plant and equipment, net		$ 239,093	$ 68,135